Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues	$ 11,800	$ 13,269	$ 17,286
Cost of sales	(7,801)	(8,049)	(8,999)
Gross profit	3,999	5,220	8,287
Selling, general and administrative expenses	(1,632)	(1,649)	(1,631)
Research and development expenses	(2,044)	(2,077)	(2,100)
Other income and expenses, net	228	182	55
Impairment, restructuring charges and other related phase-out costs	(376)	0	0
Operating income	175	1,676	4,611
Interest income, net	168	218	171
Other components of pension benefit costs	(19)	(15)	(19)
Gain (loss) on financial instruments, net	76	(1)	0
Income (loss) before income tax benefit (expense)	400	1,878	4,763
Income tax expense	(220)	(313)	(541)
Net income	180	1,565	4,222
Net income attributable to noncontrolling interest	(14)	(8)	(11)
Net income attributable to parent company stockholders	$ 166	$ 1,557	$ 4,211
Earnings per share (basic) attributable to parent company stockholders (in usd per share)	$ 0.19	$ 1.73	$ 4.66
Earnings per share (diluted) attributable to parent company stockholders (in usd per share)	$ 0.18	$ 1.66	$ 4.46
Net sales
Net revenues	$ 11,754	$ 13,217	$ 17,239
Other revenues
Net revenues	$ 46	$ 52	$ 47